Reconciliation of Segment Totals to Consolidated Financial Statement Amounts (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Total USD ($)	Mar. 31, 2011 Total JPY (¥)	Mar. 31, 2010 Total JPY (¥)	Mar. 31, 2009 Total JPY (¥)	Mar. 31, 2011 Corporate Assets USD ($)	Mar. 31, 2011 Corporate Assets JPY (¥)	Mar. 31, 2010 Corporate Assets JPY (¥)	Mar. 31, 2009 Corporate Assets JPY (¥)	Mar. 31, 2011 Variable Interest Entities USD ($)	Mar. 31, 2011 Variable Interest Entities JPY (¥)	Mar. 31, 2010 Variable Interest Entities JPY (¥)	Mar. 31, 2009 Variable Interest Entities JPY (¥)	Mar. 31, 2011 Segment, Discontinued Operations USD ($)	Mar. 31, 2011 Segment, Discontinued Operations JPY (¥)	Mar. 31, 2010 Segment, Discontinued Operations JPY (¥)	Mar. 31, 2009 Segment, Discontinued Operations JPY (¥)	Mar. 31, 2011 Corporate interest expenses, general and administrative expenses USD ($)	Mar. 31, 2011 Corporate interest expenses, general and administrative expenses JPY (¥)	Mar. 31, 2010 Corporate interest expenses, general and administrative expenses JPY (¥)	Mar. 31, 2009 Corporate interest expenses, general and administrative expenses JPY (¥)	Mar. 31, 2011 Corporate write-downs of securities USD ($)	Mar. 31, 2011 Corporate write-downs of securities JPY (¥)	Mar. 31, 2010 Corporate write-downs of securities JPY (¥)	Mar. 31, 2009 Corporate write-downs of securities JPY (¥)	Mar. 31, 2011 Corporate net gains (losses) on investment securities USD ($)	Mar. 31, 2011 Corporate net gains (losses) on investment securities JPY (¥)	Mar. 31, 2010 Corporate net gains (losses) on investment securities JPY (¥)	Mar. 31, 2009 Corporate net gains (losses) on investment securities JPY (¥)	Mar. 31, 2011 Corporate other gains (losses) USD ($)	Mar. 31, 2011 Corporate other gains (losses) JPY (¥)	Mar. 31, 2010 Corporate other gains (losses) JPY (¥)	Mar. 31, 2009 Corporate other gains (losses) JPY (¥)	Mar. 31, 2011 Gains (losses) related to assets or liabilities of certain VIEs USD ($)	Mar. 31, 2011 Gains (losses) related to assets or liabilities of certain VIEs JPY (¥)	Mar. 31, 2010 Gains (losses) related to assets or liabilities of certain VIEs JPY (¥)	Mar. 31, 2009 Gains (losses) related to assets or liabilities of certain VIEs JPY (¥)	Mar. 31, 2011 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests USD ($)	Mar. 31, 2011 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests JPY (¥)	Mar. 31, 2010 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests JPY (¥)	Mar. 31, 2009 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests JPY (¥)	Mar. 31, 2011 Cash and Cash Equivalents, Restricted Cash and Time Deposits USD ($)	Mar. 31, 2011 Cash and Cash Equivalents, Restricted Cash and Time Deposits JPY (¥)	Mar. 31, 2010 Cash and Cash Equivalents, Restricted Cash and Time Deposits JPY (¥)	Mar. 31, 2009 Cash and Cash Equivalents, Restricted Cash and Time Deposits JPY (¥)	Mar. 31, 2011 Allowance for doubtful receivables on direct financing leases and probable loan losses USD ($)	Mar. 31, 2011 Allowance for doubtful receivables on direct financing leases and probable loan losses JPY (¥)	Mar. 31, 2010 Allowance for doubtful receivables on direct financing leases and probable loan losses JPY (¥)	Mar. 31, 2009 Allowance for doubtful receivables on direct financing leases and probable loan losses JPY (¥)	Mar. 31, 2011 Other Receivables USD ($)	Mar. 31, 2011 Other Receivables JPY (¥)	Mar. 31, 2010 Other Receivables JPY (¥)	Mar. 31, 2009 Other Receivables JPY (¥)	Mar. 31, 2011 Other corporate assets USD ($)	Mar. 31, 2011 Other corporate assets JPY (¥)	Mar. 31, 2010 Other corporate assets JPY (¥)	Mar. 31, 2009 Other corporate assets JPY (¥)
Segment revenues:
Revenues	$ 11,667	¥ 970,110	¥ 912,294	¥ 1,032,486	$ 11,280	¥ 937,963	¥ 954,062	¥ 1,084,454	$ 42	¥ 3,440	¥ 5,818	¥ 7,963	$ 622	¥ 51,747	¥ 3,455	¥ 4,825	$ (277)	¥ (23,040)	¥ (51,041)	¥ (64,756)
Segment profits:
Income before Income Taxes and Discontinued Operations	1,106	91,965	54,593	12,035
Segment profits (losses)					1,430	118,920	69,860	31,920									(163)	(13,556)	(14,453)	(17,883)	(143)	(11,852)	(276)	(3,019)	(7)	(615)	(887)	0	2	203	173	649	(58)	(4,876)	(3,004)	(1,505)	(19)	(1,591)	0	0	64	5,332	3,180	1,873
Segment assets:
Assets	$ 103,206	¥ 8,581,582	¥ 7,739,800	¥ 8,369,736	$ 73,876	¥ 6,142,818	¥ 6,284,275	¥ 6,879,043					$ 12,169	¥ 1,011,833	¥ 199,660	¥ 353,628																													$ 10,287	¥ 855,340	¥ 717,121	¥ 588,705	$ (1,854)	¥ (154,150)	¥ (157,523)	¥ (158,544)	$ 2,189	¥ 182,013	¥ 210,521	¥ 228,581	$ 6,539	¥ 543,728	¥ 485,746	¥ 478,323